Consolidated Statement of Cash Flows $ in Thousands	3 Months Ended				10 Months Ended		12 Months Ended
	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares
Cash flows from operating activities:
Net loss		$ (3,374)		$ (3,905)				$ (56,347)		$ (52,629)
Adjustments to net loss:
Depreciation and amortization		74		942				2,484		2,629
Share based compensation		10		654				1,577		797
Asset impairment		898		0
Stock-based compensation		10		654				1,591		3,404
Goodwill impairment								23,372		25,452
Other asset impairments								20,840		783
Changes in fair value of investments and liabilities		607		883				(1,991)		593
Bad debt expense		47		29				801		1,607
Loss on disposal of discontinued operations								3,132		0
Interest expense (income)		22		23				94		(56)
Interest paid		(22)		(23)				(94)		(4)
Income tax benefit		128		(66)				(1,617)		(1,538)
Net income (loss) to cash provided by (Used in) operating activities		(1,610)		(1,463)				(7,735)		(19,759)
Net change in non-cash working capital:
Trade and other receivables		(292)		91				1,522		143
Inventory		(738)		(113)				576		1,219
Prepaid expenses and other assets		268		(920)				(419)		1,372
Trade payables and accrued liabilities		1,032		(1,919)				(2,340)		1,090
Net cash provided by (used in) operating activities		(1,340)		(4,324)				(8,396)		(15,935)
Cash flows from investing activities:
Purchases of property, plant and equipment and intangible assets		(88)		(102)				(163)		(1,294)
Net cash on disposal								(71)		0
Business and asset acquisitions, net of cash acquired								0		(14,508)
Net cash used in investing activities		(88)		(102)				(234)		(15,802)
Cash flows from financing activities:
Equity issue costs								(396)		(520)
Exercise of warrants and options								0		187
Common shares repurchased								0		(255)
Proceeds from issuance of debt		3,078		0				995		197
Proceeds from issuance of shares								2,738		5,000
Loan repayments		(1,890)		(19)				(187)		(196)
Net cash provided by (used in) financing activities		1,188		(19)				3,150		4,413
Cash included in assets held for sale		0		(203)		$ (602)		0		(602)
Change in cash during the period		(194)		(4,278)				(4,550)		(28,079)
Cash and restricted cash at beginning of period		4,385		9,537				9,537		37,616
Effect of exchange rate on changes on cash		46		167				930		(755)
Cash and restricted cash at end of period		$ 4,191		$ 5,056		$ 9,537		4,385		9,537
Supplemental disclosure of non-cash investing and financing activities
Assets acquired for contingent consideration | shares	0	0	303	303
Common shares issued for business combinations								$ 0		$ 24,712
Common shares issued for other agreements | shares	55	55	95	95			95	95	1,470	1,470
Option cancellations reclassified to equity		$ 303		$ 765				$ 5,352		$ 451
Operating lease additions to right of use assets | shares	1,247	1,247	97	97			245	245	2,919	2,919
Intangible assets acquired for contingent consideration								$ 194		$ 0
TruHC Pharma GmbH [Member]
Cash flows from operating activities:
Net loss | €	€ (105,572)		€ (59,893)		€ (216,882)		€ (371,787)
Adjustments to net loss:
Depreciation and amortization | €	3,742		1,933		9,550		14,675
Interest expense (income) | €	5,391		0		3,590		13,749
Operating lease expense net of cash payments | €	3,627		4,903		14,533		17,732
Net change in non-cash working capital:
Amounts receivable | €	(2,288)		(2,988)		(18,399)		(495)
Prepaid expenses and other assets | €	0		0		(20,347)		0
Trade and amounts payable | €	12,911		44,512		30,061		16,170
Net cash provided by (used in) operating activities | €	(82,189)		(11,533)		(197,894)		(309,956)
Cash flows from investing activities:
Acquisition of equipment | €	0		(197)		(114,325)		(4,737)
Net cash used in investing activities | €	0		(197)		(114,325)		(4,737)
Cash flows from financing activities:
Proceeds from issuance of debt | €	70,000		0		315,000		313,000
Proceeds from issuance of shares | €	12,500		0		12,500		0
Net cash provided by (used in) financing activities | €	82,500		0		327,500		313,000
Change in cash during the period | €	311		(11,730)		15,281		(1,693)
Cash and restricted cash at beginning of period | €	13,588		15,281				15,281
Cash and restricted cash at end of period | €	€ 13,899		€ 3,551		€ 15,281		€ 13,588		€ 15,281
Supplemental disclosure of non-cash investing and financing activities
Operating lease additions to right of use assets | shares					604,294	604,294	0	0